Financial Liabilities At Amortised Cost - Deposits From Customers (Details) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deposits [Abstract]
Savings Accounts	$ 147,825,400	$ 216,836,264
Term deposits	84,174,403	128,918,331
Checking accounts	54,000,386	43,957,531
Investment accounts	77	0
Others	4,871,226	6,668,093
Deposits from Non-financial Private Sector and Residents Abroad	$ 290,871,492	$ 396,380,219